Business Combination, Acquisition Of NVG - Identifiable assets acquired and liabilities assumed (Details) - Nautical Ventures	Jun. 20, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 1,869,559
Trade and other receivables	487,909
Inventories	35,137,729
Prepaid expenses and deposits to suppliers	656,996
Right-of-use assets	7,144,395
Property and equipment	2,313,826
Intangible asset	270,448
Proceeds receivable from related parties	10,389,917
Other financial assets	84,924
Trade and other payables	(6,584,138)
Contract liabilities	(4,675,341)
Floor plan financing	(41,974,306)
Lease liabilities	(7,213,676)
Long-term debt	(2,037,968)
Deferred income tax liability	(71,669)
Net identifiable assets (liabilities)	$ (4,201,395)